Accrued Liabilities - Activity Related to Warranty (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 29, 2013	Sep. 30, 2012	Dec. 30, 2012	Jan. 01, 2012
Payables And Accruals [Abstract]
Balance, beginning of period	$ 272	$ 602	$ 602	$ 895
Provision	21	(45)	(320)	196
Usage	(53)	(10)	(10)	(489)
Balance, end of period	$ 240	$ 547	$ 272	$ 602